Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Details Narrative
Rent Expense	$ 36,138	$ 33,120	$ 72,020	$ 66,227	$ 159,583	$ 178,073